DESCRIPTION OF PLAN (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) Year classification	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Age requirement (year) | Year	21
Requisite service period	1 year
Contribution vesting percentage	100.00%
Contribution vesting service period	3 years
Catch-up contribution age | Year	50
Participant contribution, automatic deferral rate	3.00%
Participant contribution, maximum annual compensation percentage	10.00%
Participant contribution, annual increase in deferral rate	1.00%
Employer contribution, discretionary employee classifications | classification	9
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing percentage	50.00%
Note receivable from participant, basis spread on variable rate	1.00%
Note receivable from participant, primary residence maximum borrowing term	5 years
Transfer from Tompkins Financial Corporation Employee Stock Ownership Plan	$ 175,787	$ 200,084
Forfeited nonvested account, decrease from employer contribution	223,800	$ 136,600
Forfeited nonvested account	$ 160,300
Minimum
EBP, Description of Plan [Line Items]
Additional catch-up contribution age | Year	60
Employer contribution, discretionary percentage	3.00%
Note receivable from participant, general loan maximum borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Additional catch-up contribution age | Year	63
Employer contribution, discretionary percentage	7.00%
Note receivable from participant, general loan maximum borrowing term	5 years
EBP, Employer Contribution, First Match
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched percentage	2.00%
EBP, Employer Contribution, Second Match
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched percentage	2.00%